REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	The following represents a disaggregation of FirstEnergy’s revenue from contracts with customers for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
	(In millions)
Distribution
Retail generation and distribution services:
Residential	$1,397	$1,309
Commercial	402	415
Industrial	125	152
Other	22	19
Wholesale	4	1
Other revenue from contracts with customers	18	17

Total revenues from contracts with customers	1,968	1,913
Other revenue unrelated to contracts with customers	22	23

Total Distribution	$1,990	$1,936

	Three Months Ended March 31,
	2026	2025
	(In millions)
Integrated
Retail generation and distribution services:
Residential	$795	$708
Commercial	340	318
Industrial	155	151
Other	8	9
Wholesale	112	47
Transmission	119	100
Other revenue from contracts with customers	—	1

Total revenues from contracts with customers	1,529	1,334
ARP (1)	13	—
Other revenue unrelated to contracts with customers (2)	161	15

Total Integrated	$1,703	$1,349

Stand-Alone Transmission
ATSI	$282	$262
TrAIL	65	70
MAIT	138	131
KATCo	24	23

Total revenues from contracts with customers	509	486
Other revenue unrelated to contracts with customers	7	5

Total Stand-Alone Transmission	$516	$491

Corporate/Other, Eliminations and Reconciling Adjustments (3)
Wholesale	$10	$4
Eliminations and reconciling adjustments	(17)	(15)

Total Corporate/Other, Eliminations and Reconciling Adjustments	$(7)	$(11)

FirstEnergy Total Revenues	$4,202	$3,765

(1)	Related to lost distribution revenues associated with energy efficiency in New Jersey.
(2)	Includes revenues from FTRs. Due to the ENEC, FTRs have no material impact to earnings.
(3)	Includes eliminations and reconciling adjustments of inter-segment revenues.

The following table represents a disaggregation of JCP&L’s revenue from contracts with customers for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
	(In millions)
Distribution
Retail generation and distribution services:
Residential	$381	$316
Commercial	170	161
Industrial	20	18
Other	5	5
Wholesale	2	1
Transmission	71	61
Other revenue from contracts with customers	3	3

Total revenues from contracts with customers	652	565

ARP (1)	13	—
Other revenue unrelated to contracts with customers	1	1

Total Revenue	$666	$566

(1)	Related to lost distribution revenues associated with energy efficiency in New Jersey.

The following represents a disaggregation of
Firs
tEnergy’s revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023:

FirstEnergy	For the Years Ended December 31,
(In millions)	2025	2024	2023
Distribution
Retail generation and distribution services
Residential	$4,948	$4,514	$4,344
Commercial	1,699	1,522	1,528
Industrial	651	588	726
Other	73	73	72
Wholesale	16	6	20
Other revenue from contracts with customers (1)	78	80	89

Total revenues from contracts with customers	7,465	6,783	6,779

Other revenue unrelated to contracts with customers (2)	82	80	75

Total Distribution	$7,547	$6,863	$6,854

FirstEnergy	For the Years Ended December 31,
(In millions)	2025	2024	2023
Integrated
Retail generation and distribution services
Residential	$2,877	$2,528	$2,137
Commercial	1,294	1,142	1,023
Industrial	615	577	545
Other	32	32	30
Wholesale	377	146	208
Transmission	425	380	318
Other revenue from contracts with customers (1)	6	19	24

Total revenues from contracts with customers	5,626	4,824	4,285

ARP (3)	—	10	—
Other revenue unrelated to contracts with customers (2)	57	42	35

Total Integrated	$5,683	$4,876	$4,320

Stand-Alone Transmission
ATSI	$1,058	$980	$967
TrAIL	260	269	279
MAIT	483	436	394
KATCo	85	85	89
Other	—	(2)	2

Total revenues from contracts with customers	1,886	1,768	1,731

Other revenue unrelated to contracts with customers	19	19	17

Total Stand-Alone Transmission	$1,905	$1,787	$1,748

Corporate/Other, Eliminations and Reconciling Adjustments (4)
Wholesale	$18	$9	$11
Eliminations and reconciling adjustments	(63)	(63)	(63)

Total Corporate/Other, Eliminations and Reconciling Adjustments	$(45)	$(54)	$(52)

FirstEnergy Total Revenues	$15,090	$13,472	$12,870

(1)	Primarily includes amounts collected from customers to administer and repay securitization bonds and pole attachment revenue.
(2)	Primarily includes late payment charges and revenue from FTRs.
(3)	Related to lost distribution revenues associated with energy efficiency in New Jersey.
(4)	Includes eliminations and reconciling adjustments of inter-seg m ent revenues.

The following table represents a disaggregation of JCP&L’s revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
(In millions)	2025	2024	2023
Retail generation and distribution services
Residential	$1,587	$1,368	$1,168
Commercial	678	583	545
Industrial	71	65	64
Street lighting	19	19	20
Wholesale	6	6	5
Transmission	259	242	204
Other revenue from contracts with customers (1)	14	18	18

Total revenues from contracts with customers	2,634	2,301	2,024

ARP (2)	—	10	—
Other revenue unrelated to contracts with customers	4	4	3

JCP&L Total Revenues	$2,638	$2,315	$2,027

(1)	Primarily includes pole attachment revenue.
(2)	Related to lost distribution revenues associated with energy efficiency in New Jersey.

Schedule of Receivables from Customers	Billed and unbilled customer receivables as of March 31, 2026 and December 31, 2025, are included below:

Customer Receivables - FirstEnergy	March 31, 2026	December 31, 2025
	(In millions)
Billed	$1,049	$939
Unbilled	648	844

	1,697	1,783
Less: Uncollectible Reserve	52	57

Total FirstEnergy Customer Receivables	$1,645	$1,726

Customer Receivables - JCP&L	March 31, 2026	December 31, 2025
	(In millions)
Billed	$199	$178
Unbilled	123	152

	322	330
Less: Uncollectible Reserve	5	6

Total JCP&L Customer Receivables	$317	$324

Billed and unbilled customer receivables as of December 31, 2025 and 2024, are included below.

Customer Receivables	FirstEnergy		JCP&L
As of December 31,	2025	2024	2025	2024
	(In millions)
Billed (1)	$939	$867	$178	$166
Unbilled	844	718	152	118

	1,783	1,585	330	284
Less: Uncollectible Reserve	57	55	6	6

Total Customer Receivables	$1,726	$1,530	$324	$278

(1)	Includes approximately $323 million and $284 million for FirstEnergy as of December 31, 2025 and 2024, respectively, that are past due by greater than 30 days.

Schedule of Activity in the Allowance for Uncollectible Accounts on Customer Receivables and Other Receivables
Activity in the allowance for uncollectible accounts on c
usto
mer receivables for the three months ended March 31, 2026 and for the year ended December 31, 2025 are as follows:

	FirstEnergy	JCP&L
	(In millions)
Balance, January 1, 2025	$55	$6
Provision for expected credit losses (1)(2)	94	8
Charged to other accounts (3)	37	3
Write-offs	(129)	(11)

Balance, December 31, 2025	$57	$6
Provision for expected credit losses (1)(2)	20	1
Charged to other accounts (3)	14	1
Write-offs	(39)	(3)

Balance, March 31, 2026	$52	$5

(1)	Approximately $7 million and $31 million of which was deferred for future recovery for FirstEnergy in the three months ended March 31, 2026 and the year ended December 31, 2025, respectively.
(2)	Approximately $1 million and $8 million of which was deferred for future recovery for JCP&L in the three months ended March 31, 2026 and the year ended December 31, 2025, respectively.
(3)	Represents recoveries and reinstatements of accounts written off for uncollectible accounts.

Activity in the
allowance
for uncollectible accounts
on
customer receivables for the years ended December 31, 2025, 2024 and 2023 are as follows:

Customer Receivables	FirstEnergy	JCP&L
	(In millions)
Balance, January 1, 2023	$137	$21
Provision for expected credit losses (1)(2)	8	(1)
Charged to other accounts (3)	34	3
Write-offs	(115)	(14)

Balance, December 31, 2023	64	9

Provision for expected credit losses (1)(2)	73	5
Charged to other accounts (3)	39	4
Write-offs	(121)	(12)

Balance, December 31, 2024	55	6

Provision for expected credit losses (1)(2)	94	8
Charged to other accounts (3)	37	3
Write-offs	(129)	(11)

Balance, December 31, 2025	$57	$6

(1)
Customer receivable amounts charged (credited) to income for FirstEnergy for the years ended December 31, 2025, 2024 and 2023, include approximately $31 million, $17 million, and $(15) million, respectively, deferred for future recovery (refund).

(2)
Customer receivable amounts charged (credited) to income for JCP&L include approximately $8 million, $5 million and $(1) million deferred for future recovery (refund) for the years ended December 31, 2025, 2024 and 2023 respectively.

(3)	Represents recoveries and reinstatements of accounts written off for uncollectible accounts.
Activity in the allowance for uncollectible accounts on other receivables for the years ended December 31, 2025, 2024 and 2023 are as follows:

Other Receivables	FirstEnergy	JCP&L
	(In millions)
Balance, January 1, 2024	$11	$6
Provision for expected credit losses	7	—
Charged to other accounts (1)	(1)	—
Write-offs	(2)	—

Balance, December 31, 2023	15	6

Provision for expected credit losses	1	—
Charged to other accounts (1)	(5)	(6)
Write-offs	(5)	—

Balance, December 31, 2024	6	—

Provision for expected credit losses	9	1
Charged to other accounts (1)	—	—
Write-offs	(4)	(1)

Balance, December 31, 2025	$11	$—

(1)	Represents recoveries and reinstatements of accounts written off for uncollectible accounts.